Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Revenues
Gross Sales	$ 20,747,000,000		$ 11,170,000,000	[1]	$ 38,130,000,000	$ 20,836,000,000	[1]
Less: Royalties	1,582,000,000		533,000,000	[1]	2,767,000,000	906,000,000	[1]
Revenue	19,165,000,000		10,637,000,000	[1]	35,363,000,000	19,930,000,000	[1]
Expenses
Purchased Product	9,396,000,000	$ 7,482,000,000	5,255,000,000	[1]	16,878,000,000	9,458,000,000	[1]
Transportation and Blending	3,048,000,000	2,975,000,000	1,854,000,000	[1]	6,023,000,000	3,673,000,000	[1]
Operating	1,481,000,000		1,144,000,000	[1]	2,768,000,000	2,278,000,000	[1]
(Gain) Loss on Risk Management	283,000,000		600,000,000	[1]	1,568,000,000	794,000,000	[1]
Depreciation, Depletion and Amortization	1,132,000,000		1,036,000,000	[1]	2,162,000,000	2,081,000,000	[1]
Exploration Expense	10,000,000		4,000,000	[1]	26,000,000	10,000,000	[1]
(Income) Loss From Equity-Accounted Affiliates	2,000,000		(13,000,000)	[1]	(2,000,000)	(27,000,000)	[1]
Segment Income (Loss)	3,813,000,000		757,000,000		5,940,000,000	1,663,000,000
General and Administrative	218,000,000		170,000,000	[1]	417,000,000	333,000,000	[1]
Finance Costs	195,000,000		232,000,000	[1]	424,000,000	476,000,000	[1]
Interest Income	(8,000,000)		(3,000,000)	[1]	(23,000,000)	(7,000,000)	[1]
Integration Costs	28,000,000		34,000,000	[1]	52,000,000	257,000,000	[1]
Foreign Exchange (Gain) Loss, Net	192,000,000		(172,000,000)	[1]	90,000,000	(289,000,000)	[1]
Re-measurement of Contingent Payment	15,000,000		249,000,000	[1]	251,000,000	436,000,000	[1]
Gain on Divestiture of Assets	(62,000,000)		(60,000,000)	[1]	(304,000,000)	(72,000,000)	[1]
Other (Income) Loss, Net	(38,000,000)		(29,000,000)	[1]	(408,000,000)	(101,000,000)	[1]
Total Non-operating (Income) Expense	540,000,000		421,000,000		499,000,000	1,033,000,000
Earnings (Loss) Before Income Tax	3,273,000,000		336,000,000	[1]	5,441,000,000	630,000,000	[1]
Income Tax Expense (Recovery)	841,000,000		112,000,000	[1]	1,384,000,000	186,000,000	[1]
Net Earnings (Loss)	2,432,000,000		224,000,000	[1]	4,057,000,000	444,000,000	[1]
2018 Superior Refinery
Expenses
Proceeds from insurance	0		0		268,000,000	45,000,000
2018 Atlantic Region
Expenses
Proceeds from insurance	5,000,000		0		57,000,000	0
Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	664,000,000		199,000,000		1,638,000,000	541,000,000
Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	(381,000,000)		401,000,000		(70,000,000)	253,000,000
Upstream
Revenues
Gross Sales	11,685,000,000		6,128,000,000		22,582,000,000	12,253,000,000
Less: Royalties	1,582,000,000		533,000,000		2,767,000,000	906,000,000
Revenue	10,103,000,000		5,595,000,000		19,815,000,000	11,347,000,000
Expenses
Purchased Product	1,461,000,000		717,000,000		3,279,000,000	1,787,000,000
Transportation and Blending	3,238,000,000		2,006,000,000		6,432,000,000	3,978,000,000
Operating	1,010,000,000		791,000,000		1,919,000,000	1,576,000,000
Operating Margin	3,831,000,000		1,893,000,000		6,751,000,000	3,588,000,000
Depreciation, Depletion and Amortization	948,000,000		846,000,000		1,813,000,000	1,691,000,000
Exploration Expense	10,000,000		4,000,000		26,000,000	10,000,000
(Income) Loss From Equity-Accounted Affiliates	2,000,000		(17,000,000)		(2,000,000)	(29,000,000)
Segment Income (Loss)	3,195,000,000		684,000,000		4,972,000,000	1,682,000,000
Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	563,000,000		188,000,000		1,434,000,000	418,000,000
Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	(324,000,000)		376,000,000		(58,000,000)	234,000,000
Downstream
Revenues
Gross Sales	10,844,000,000		6,318,000,000		19,091,000,000	11,008,000,000
Less: Royalties	0		0		0	0
Revenue	10,844,000,000		6,318,000,000		19,091,000,000	11,008,000,000
Expenses
Purchased Product	9,046,000,000		5,502,000,000		15,992,000,000	9,470,000,000
Transportation and Blending	(2,000,000)		0		0	0
Operating	866,000,000		515,000,000		1,511,000,000	1,032,000,000
Operating Margin	847,000,000		291,000,000		1,391,000,000	475,000,000
Depreciation, Depletion and Amortization	155,000,000		159,000,000		290,000,000	328,000,000
Exploration Expense	0		0		0	0
(Income) Loss From Equity-Accounted Affiliates	0		0		0	0
Segment Income (Loss)	733,000,000		109,000,000		1,115,000,000	114,000,000
Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	87,000,000		10,000,000		197,000,000	31,000,000
Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	(41,000,000)		23,000,000		(14,000,000)	33,000,000
Oil Sands
Revenues
Gross Sales			5,075,000,000			9,993,000,000
Expenses
Purchased Product		1,212,000,000	430,000,000			1,119,000,000
Transportation and Blending		3,156,000,000	1,984,000,000			3,934,000,000
Oil Sands | Upstream
Revenues
Gross Sales	10,048,000,000		5,075,000,000		19,266,000,000	9,993,000,000
Less: Royalties	1,491,000,000		469,000,000		2,573,000,000	793,000,000
Revenue	8,557,000,000		4,606,000,000		16,693,000,000	9,200,000,000
Expenses
Purchased Product	1,071,000,000		430,000,000		2,283,000,000	1,119,000,000
Transportation and Blending	3,200,000,000		1,984,000,000		6,356,000,000	3,934,000,000
Operating	806,000,000		592,000,000		1,508,000,000	1,177,000,000
Operating Margin	2,921,000,000		1,411,000,000		5,120,000,000	2,552,000,000
Depreciation, Depletion and Amortization	690,000,000		627,000,000		1,325,000,000	1,239,000,000
Exploration Expense	(1,000,000)		2,000,000		0	13,000,000
(Income) Loss From Equity-Accounted Affiliates	8,000,000		(5,000,000)		8,000,000	(5,000,000)
Segment Income (Loss)	2,547,000,000		413,000,000		3,844,000,000	1,072,000,000
Oil Sands | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	559,000,000		189,000,000		1,426,000,000	418,000,000
Oil Sands | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	(323,000,000)		374,000,000		(57,000,000)	233,000,000
Conventional | Upstream
Revenues
Gross Sales	1,079,000,000		626,000,000		2,191,000,000	1,402,000,000
Less: Royalties	89,000,000		39,000,000		160,000,000	63,000,000
Revenue	990,000,000		587,000,000		2,031,000,000	1,339,000,000
Expenses
Purchased Product	390,000,000		287,000,000		996,000,000	668,000,000
Transportation and Blending	34,000,000		19,000,000		68,000,000	37,000,000
Operating	128,000,000		140,000,000		262,000,000	282,000,000
Operating Margin	434,000,000		142,000,000		697,000,000	352,000,000
Depreciation, Depletion and Amortization	99,000,000		102,000,000		179,000,000	210,000,000
Exploration Expense	1,000,000		1,000,000		1,000,000	(3,000,000)
(Income) Loss From Equity-Accounted Affiliates	0		0		0	0
Segment Income (Loss)	335,000,000		37,000,000		518,000,000	144,000,000
Conventional | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	4,000,000		(1,000,000)		8,000,000	0
Conventional | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	(1,000,000)		2,000,000		(1,000,000)	1,000,000
Offshore | Upstream
Revenues
Gross Sales	558,000,000		427,000,000		1,125,000,000	858,000,000
Less: Royalties	2,000,000		25,000,000		34,000,000	50,000,000
Revenue	556,000,000		402,000,000		1,091,000,000	808,000,000
Expenses
Purchased Product	0		0		0	0
Transportation and Blending	4,000,000		3,000,000		8,000,000	7,000,000
Operating	76,000,000		59,000,000		149,000,000	117,000,000
Operating Margin	476,000,000		340,000,000		934,000,000	684,000,000
Depreciation, Depletion and Amortization	159,000,000		117,000,000		309,000,000	242,000,000
Exploration Expense	10,000,000		1,000,000		25,000,000	0
(Income) Loss From Equity-Accounted Affiliates	(6,000,000)		(12,000,000)		(10,000,000)	(24,000,000)
Segment Income (Loss)	313,000,000		234,000,000		610,000,000	466,000,000
Offshore | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0		0		0	0
Offshore | Upstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	0		0		0	0
Canadian Manufacturing | Downstream
Revenues
Gross Sales	1,521,000,000		1,088,000,000		2,565,000,000	1,894,000,000
Less: Royalties	0		0		0	0
Revenue	1,521,000,000		1,088,000,000		2,565,000,000	1,894,000,000
Expenses
Purchased Product	1,296,000,000		807,000,000		2,100,000,000	1,438,000,000
Transportation and Blending	(2,000,000)		0		0	0
Operating	180,000,000		92,000,000		304,000,000	185,000,000
Operating Margin	47,000,000		189,000,000		161,000,000	271,000,000
Depreciation, Depletion and Amortization	64,000,000		43,000,000		106,000,000	86,000,000
Exploration Expense	0		0		0	0
(Income) Loss From Equity-Accounted Affiliates	0		0		0	0
Segment Income (Loss)	(17,000,000)		146,000,000		55,000,000	185,000,000
Canadian Manufacturing | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0		0		0	0
Canadian Manufacturing | Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	0		0		0	0
U.S. Manufacturing | Downstream
Revenues
Gross Sales	8,474,000,000		4,729,000,000		14,983,000,000	8,166,000,000
Less: Royalties	0		0		0	0
Revenue	8,474,000,000		4,729,000,000		14,983,000,000	8,166,000,000
Expenses
Purchased Product	6,939,000,000		4,229,000,000		12,421,000,000	7,149,000,000
Transportation and Blending	0		0		0	0
Operating	655,000,000		394,000,000		1,149,000,000	799,000,000
Operating Margin	793,000,000		96,000,000		1,216,000,000	187,000,000
Depreciation, Depletion and Amortization	83,000,000		103,000,000		168,000,000	217,000,000
Exploration Expense	0		0		0	0
(Income) Loss From Equity-Accounted Affiliates	0		0		0	0
Segment Income (Loss)	751,000,000		(30,000,000)		1,062,000,000	(63,000,000)
U.S. Manufacturing | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	87,000,000		10,000,000		197,000,000	31,000,000
U.S. Manufacturing | Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	(41,000,000)		23,000,000		(14,000,000)	33,000,000
Retail | Downstream
Revenues
Gross Sales	849,000,000		501,000,000		1,543,000,000	948,000,000
Less: Royalties	0		0		0	0
Revenue	849,000,000		501,000,000		1,543,000,000	948,000,000
Expenses
Purchased Product	811,000,000		466,000,000		1,471,000,000	883,000,000
Transportation and Blending	0		0		0	0
Operating	31,000,000		29,000,000		58,000,000	48,000,000
Operating Margin	7,000,000		6,000,000		14,000,000	17,000,000
Depreciation, Depletion and Amortization	8,000,000		13,000,000		16,000,000	25,000,000
Exploration Expense	0		0		0	0
(Income) Loss From Equity-Accounted Affiliates	0		0		0	0
Segment Income (Loss)	(1,000,000)		(7,000,000)		(2,000,000)	(8,000,000)
Retail | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0		0		0	0
Retail | Downstream | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	0		0		0	0
Corporate and Eliminations
Revenues
Gross Sales	(1,782,000,000)		(1,276,000,000)		(3,543,000,000)	(2,425,000,000)
Less: Royalties	0		0		0	0
Revenue	(1,782,000,000)		(1,276,000,000)		(3,543,000,000)	(2,425,000,000)
Expenses
Purchased Product	(1,111,000,000)	(1,282,000,000)	(964,000,000)		(2,393,000,000)	(1,799,000,000)
Transportation and Blending	(188,000,000)	$ (221,000,000)	(152,000,000)		(409,000,000)	(305,000,000)
Operating	(395,000,000)		(162,000,000)		(662,000,000)	(330,000,000)
Depreciation, Depletion and Amortization	29,000,000		31,000,000		59,000,000	62,000,000
Exploration Expense	0		0		0	0
(Income) Loss From Equity-Accounted Affiliates	0		4,000,000		0	2,000,000
Segment Income (Loss)	(115,000,000)		(36,000,000)		(147,000,000)	(133,000,000)
General and Administrative	218,000,000		170,000,000		417,000,000	333,000,000
Finance Costs	195,000,000		232,000,000		424,000,000	476,000,000
Interest Income	(8,000,000)		(3,000,000)		(23,000,000)	(7,000,000)
Integration Costs	28,000,000		34,000,000		52,000,000	257,000,000
Foreign Exchange (Gain) Loss, Net	192,000,000		(172,000,000)		90,000,000	(289,000,000)
Re-measurement of Contingent Payment	15,000,000		249,000,000		251,000,000	436,000,000
Gain on Divestiture of Assets	(62,000,000)		(60,000,000)		(304,000,000)	(72,000,000)
Other (Income) Loss, Net	(38,000,000)		(29,000,000)		(408,000,000)	(101,000,000)
Total Non-operating (Income) Expense	540,000,000		421,000,000		499,000,000	1,033,000,000
Corporate and Eliminations | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	14,000,000		1,000,000		7,000,000	92,000,000
Corporate and Eliminations | Unrealized (Gain) Loss on Risk Management
Expenses
(Gain) Loss on Risk Management	$ (16,000,000)		$ 2,000,000		$ 2,000,000	$ (14,000,000)

[1]	See Note 3 for revisions to prior period results.